PRIVATE PLACEMENT WARRANTS (Details Narrative) - USD ($)		12 Months Ended
	Feb. 23, 2022	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
gross proceeds			$ 14,645,000
Private Placement Warrants [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of warrants	9,763,333
share price	$ 1.50
gross proceeds	$ 14,645,000
Number of warrants	1
Exercise price of warrants	$ 11.50